March 15, 2006
By EDGAR and Federal Express
Securities and Exchange Commission
Division of Corporation Finance
100 F St., N.E.
Washington, D.C. 20549
Attention: Carmen Moncada-Terry

Re:	Delta Petroleum Corporation
Registration Statement on Form S-4 (the “Registration Statement”)
Filed December 23, 2005
File No. 333-130672
Dear Ms. Moncada-Terry:
     On behalf of Delta Petroleum Corporation (the “Company”), set forth below is the response of the Company to the comments received from the staff of the Securities and Exchange Commission (the “Commission”) contained in a letter dated February 3, 2006 regarding the above-referenced filing. In connection herewith, the Company has filed by EDGAR an amended registration statement on Form S-4/A that incorporates the changes made in response to the staff’s comments, as well as certain other updated information. For your convenience, the Company has provided a blackline showing changes made to the initial S-4 filing.
Comment 1: Ensure that the next amendment includes the revisions you proposed with respect to comments 3 and 5.
Response 1: The requested revisions in response to comments 3 and 5 have been made on pages vi, 3, 9, 31, 65 and 66 and page II-3, respectively, of the enclosed blackline. In addition, the Company has filed the requested tax opinions as Exhibits 8.1 and 8.2 to the Registration Statement.
Comment 2: We note your response to our prior comment number 2. It appears for purposes of determining the significance of Castle Energy, you have made certain adjustments to the entity’s income from continuing operations before taxes. It is unclear to us why you believe these adjustments are appropriate, as they are not contemplated by Regulation S-X. It continues to appear that you should provide the pro forma information previously requested. Refer to Item 11-01(a)(8) of Regulation S-X.
Response 2: In response to the staff’s comment, the Company has filed with the Commission, by EDGAR, pro forma financial information in a Form 8-K filed with the Commission on March 14, 2006, which is incorporated by reference into the Registration Statement, as indicated on page 73 of the enclosed blackline.
     Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Company hereby requests that the effective date of the Registration Statement, as amended, be accelerated so that

Carmen Moncada-Terry
Securities and Exchange Commission
March 15, 2006

the same will become effective at 2:00 p.m. Eastern Time on Monday, March 20, 2006 or as soon thereafter as practicable.
     In connection with this request pursuant to Rule 461, the Company acknowledges the following:
     (1) should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;
     (2) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and
     (3) the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     Please advise the undersigned at (303) 892-7514 when the order declaring the Registration Statement effective is signed, or if the staff has any further comments or questions.

Very truly yours,
/s/ Ronald R. Levine, II

Ronald R. Levine, II for Davis Graham & Stubbs LLP

Enclosures

cc:	Roger A. Parker, Delta Petroleum Corporation